[LOGO] Merrill Lynch  Investment Managers

Annual Report
March 31, 2002

CMA Money Fund

www.mlim.ml.com

DEAR SHAREHOLDER:

For the year ended March 31, 2002, CMA Money Fund paid shareholders a net annualized yield of 3.11%.* As of March 31, 2002, the Fund's 7-day yield was 1.62%.

Economic Environment

An already weak US economy suffered a considerable setback after the events of September 11, 2001. Initial shocks caused a drop in equity prices, a pullback in consumer confidence and triggered job cuts in several industries. The quick response by the Federal Reserve Board to lower the Federal Funds rate reassured the financial markets and led to the resumption of more normal activity. The lower interest rate scenario led to a new wave of home mortgage refinancing, providing many consumers with the means to spend more than anticipated during the holiday season. Additionally, discounted auto loan rates (0% financing plus rebates) were instrumental in boosting auto sales to record levels during the last months of 2001. However, corporate earnings were unable to meet expectations throughout the period, dampening the ability of the equity market to sustain a recovery. Disclosures surrounding Enron Corporation's rise and fall and investor nervousness over possible irregularities in balance sheet accounting increased pressure on the equity markets. The short end of the fixed-income market was accordingly viewed as a safe haven for investors for much of the period.

During the months following September 11, 2001, the Federal Reserve Board lowered the Federal Funds rate by a total of 175 basis points (1.75%). However, incipient signs of economic recovery in January 2002 were enough to keep interest rates steady at the January 30 Federal Open Market Committee meeting. While the Federal Reserve Board kept its bias to ease monetary policy, investors seemed to be sensing that the cycle of easier monetary policy may have ended, with an economic upturn possible later this year.

Investment Strategy

During the six-month period ended March 31, 2002, our investment strategy remained fairly consistent with regard to duration. While the Federal Reserve Board continued its easing cycle, we maintained our average life in a range of 65 days-85 days. We utilized a barbell investment strategy that allowed us to take advantage of higher interest rates in the six-month--18-month sector of the yield curve. Bank issuers were scarce and levels were expensive. There was very little fixed rate corporate issuance in the two-year and under range as most issuers took advantage of very low interest rates by issuing in the five-year or longer range. We turned to the Federal agency market instead, as the ample supply kept interest rates at attractive levels and the AAA ratings provided a measure of credit protection.

We have continued to favor variable rate securities. Earlier in the period, we favored floating rate issues pegged to three-month US Treasury bills, the Federal Funds rate and the prime rate. The elimination of the 30-year Treasury bond resulted in increased short bill issuance, driving those yields higher, and we believed the one-day indexes (the Federal Funds rate and prime rate) would outperform in the inverted yield-curve environment experienced during most of 2001. We remain committed to the variable rate sector, but recently shifted our focus to the London Interbank Offered Rate indexes, as we anticipate that a steeper yield curve will allow greater returns. We will continue this strategy going forward as it seems likely the Federal Reserve Board will keep monetary policy on hold for some time, and interest rates will settle into a range with less volatility. While we remain constructive, we have concerns about the potential of a steeper yield curve out to the two-year range. Accordingly, we have limited additional fixed rate purchases inside of 13 months,

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

again preferring agency issues at little or no yield concession to corporate bonds. Although yields on longer fixed rate securities represent a good spread to one-month rates, we will be careful of entry points in the expectation that yields are likely to trend higher in the coming months.

The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:

                                                        3/31/02          9/30/01
                                                        -------          -------
Certificates of Deposit .......................             --%             0.1%
Certificates of Deposit--European .............            6.5             12.6
Certificates of Deposit--Yankee* ..............            7.4              7.7
Commercial Paper ..............................            9.8              5.0
Corporate Notes ...............................            1.9              2.0
Funding Agreements ............................            4.0              3.8
Medium-Term Notes .............................            2.9              7.4
Promissory Notes ..............................            0.5              1.0
US Government & Agency
Obligations--Discount Notes ...................            1.6              9.3
US Government & Agency
Obligations--Non-Discount Notes ...............           63.6             48.8
Repurchase Agreements .........................            2.0              1.7
Other Assets Less Liabilities .................             --              0.6
Liabilities in Excess of Other Assets .........           (0.2)              --
                                                         -----            -----
Total .........................................          100.0%           100.0%
                                                         =====            =====

*US branches of foreign banks.

In Conclusion

We thank you for your interest in CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Vice President and Portfolio Manager

May 3, 2002

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                      (IN THOUSANDS)

                                 Face       Interest     Maturity
Issue                           Amount        Rate*        Date          Value
--------------------------------------------------------------------------------
                     Certificates of Deposit--European--6.5%
--------------------------------------------------------------------------------
Abbey National                 $200,000       4.31%      5/01/2002    $  200,440
Treasury Services                20,000       4.21       5/15/2002        20,060
PLC, London
--------------------------------------------------------------------------------
Bank of Scotland PLC,            50,000       4.24       4/29/2002        50,100
London                          100,000       4.25       4/29/2002       100,202
                                100,000       1.90       6/05/2002        99,990
                                 45,000       3.595      8/30/2002        45,256
--------------------------------------------------------------------------------
Barclays Bank PLC,               15,000       4.27       4/29/2002        15,030
London                           75,000       4.12       5/09/2002        75,190
--------------------------------------------------------------------------------
Bayerische                       26,000       4.12       5/14/2002        26,074
Landesbank
Girozentrale, London
--------------------------------------------------------------------------------
Credit Suisse First              75,000       2.003      9/16/2002        74,904
Boston
International Ltd.,
London
--------------------------------------------------------------------------------
Dresdner US Finance,            100,000       1.90       6/06/2002        99,990
London
--------------------------------------------------------------------------------
Halifax Building PLC,           150,000       2.42       4/04/2002       150,015
London                          100,000       4.10       5/14/2002       100,282
                                100,000       1.82       6/13/2002        99,970
--------------------------------------------------------------------------------
Landesbank Hessen-              150,000       1.81       6/14/2002       149,952
Thuringen
Girozentrale, London
--------------------------------------------------------------------------------
Lloyd TSB Bank PLC,              65,000       4.28       4/23/2002        65,109
London                          100,000       4.30       4/23/2002       100,169
--------------------------------------------------------------------------------
National Australia              100,000       1.94       8/06/2002        99,923
Bank Limited, London
--------------------------------------------------------------------------------
Rabobank                        100,000       2.00       9/03/2002        99,895
Nederland NV, London
--------------------------------------------------------------------------------
Societe Generale,               100,000       1.84       6/17/2002        99,973
London                           50,000       1.92       8/05/2002        49,959
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$1,821,157) ...............................................     1,822,483
--------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--7.4%
--------------------------------------------------------------------------------
Abbey National                  150,000       1.91       8/05/2002       149,872
Treasury Services
PLC, NY
--------------------------------------------------------------------------------
Bank of Nova Scotia,             35,000       3.86       7/23/2002        35,194
Portland
--------------------------------------------------------------------------------
Bank of Scotland                 50,000       4.28       4/23/2002        50,084
PLC, NY
--------------------------------------------------------------------------------
Bayerische Hypo- und             72,000       4.27       4/23/2002        72,120
Vereinsbank AG, NY               50,000       4.30       4/23/2002        50,085
                                303,000       3.595      9/23/2002       304,890
--------------------------------------------------------------------------------
Canadian Imperial               200,000       1.79       8/22/2002       199,696
Bank of Commerce, NY            100,000       2.42      12/30/2002        99,823
--------------------------------------------------------------------------------
Commerzbank AG, NY               15,000       4.32       4/23/2002        15,025
--------------------------------------------------------------------------------
Credit Communal de               150,000      1.83%      6/13/2002       149,959
Belgique Dexia
Bank, NY
--------------------------------------------------------------------------------
Merita Bank PLC, NY              37,000       4.75       4/22/2002        37,071
                                 50,000       4.145      6/05/2002        50,201
                                 50,000       3.64       9/27/2002        50,327
                                 97,000       2.58      11/26/2002        97,045
--------------------------------------------------------------------------------
Royal Bank of                   100,000       2.485     12/30/2002        99,871
Canada, NY
--------------------------------------------------------------------------------
Svenska                         135,000       4.25       4/25/2002       135,242
Handelsbanken AB,                50,000       3.88       7/24/2002        50,281
NY                               50,000       3.635      8/29/2002        50,292
                                100,000       3.635      9/27/2002       100,652
--------------------------------------------------------------------------------
Toronto-Dominion                 57,500       3.88       7/26/2002        57,827
Bank, NY
--------------------------------------------------------------------------------
UBS AG, Stanford                100,000       4.035      7/30/2002       100,631
                                100,000       2.49      12/30/2002        99,875
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$2,051,788) ...............................................     2,056,063
--------------------------------------------------------------------------------
                             Commercial Paper--9.8%
--------------------------------------------------------------------------------
Amsterdam Funding                46,725       1.83       4/02/2002        46,715
Corp.                            86,000       1.83       4/15/2002        85,926
--------------------------------------------------------------------------------
Apreco, Inc.                     60,000       1.86       5/03/2002        59,892
--------------------------------------------------------------------------------
Aspen Funding Corp.             150,000       1.78       6/14/2002       149,395
--------------------------------------------------------------------------------
Blue Ridge Asset                 43,100       1.82       4/18/2002        43,056
Funding Corp.
--------------------------------------------------------------------------------
CBA (Delaware)                   60,000       1.64       4/16/2002        59,947
Finance Inc.                     72,000       1.85       6/18/2002        71,693
--------------------------------------------------------------------------------
Cregem North                     37,500       1.78       6/10/2002        37,357
America, Inc.                   150,000       1.78       6/12/2002       149,412
--------------------------------------------------------------------------------
Edison Asset                    100,000       1.82       4/04/2002        99,970
Securitization, LLC             150,096       1.82       4/17/2002       149,952
--------------------------------------------------------------------------------
Eureka                           52,500       1.83       4/16/2002        52,452
Securitization Inc.
--------------------------------------------------------------------------------
FCAR Owner Trust,                33,000       1.84       5/02/2002        32,944
Series I
--------------------------------------------------------------------------------
Forrestal Funding                63,170       1.83       4/26/2002        63,080
Master Trust
--------------------------------------------------------------------------------
Fortis Funding LLC               28,250       1.86       5/13/2002        28,185
--------------------------------------------------------------------------------
General Electric                200,000       1.83       6/10/2002       199,238
Capital Corp.                   110,000       1.82       6/11/2002       109,575
--------------------------------------------------------------------------------
General Electric                200,000       1.83       6/03/2002       199,315
Capital Services Inc.
--------------------------------------------------------------------------------
Greyhawk Funding,               105,000       1.83       4/08/2002       104,947
LLC                              50,000       1.82       4/26/2002        49,931
--------------------------------------------------------------------------------
International Lease             100,000       2.27       4/22/2002        99,881
Finance Corporation
--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)          (IN THOUSANDS)

                                 Face       Interest     Maturity
Issue                           Amount        Rate*        Date         Value
--------------------------------------------------------------------------------
                          Commercial Paper (concluded)
--------------------------------------------------------------------------------
Intrepid Funding               $ 70,000       1.80%      4/05/2002    $   69,976
Master Trust
--------------------------------------------------------------------------------
J.P. Morgan                     170,000       1.90       8/08/2002       168,735
Securities Inc.
--------------------------------------------------------------------------------
Old Line Funding Corp.           46,092       1.83       4/15/2002        46,052
--------------------------------------------------------------------------------
Preferred Receivables            43,335       1.82       4/17/2002        43,293
Funding Corp.
--------------------------------------------------------------------------------
Rio Tinto Limited                36,844       1.80       5/03/2002        36,780
                                 38,893       1.70       5/16/2002        38,797
--------------------------------------------------------------------------------
SBC Communications               93,000       4.25       6/05/2002        92,671
Inc.
--------------------------------------------------------------------------------
Salomon, Smith                   95,000       1.82       4/04/2002        94,971
Barney Holdings, Inc.
--------------------------------------------------------------------------------
San Paolo IMI US                 35,000       2.22       4/18/2002        34,965
Financial Company                25,000       1.82       7/02/2002        24,873
--------------------------------------------------------------------------------
Santander Central               110,000       2.00       5/29/2002       109,653
Hispano Finance
(Delaware), Inc.
--------------------------------------------------------------------------------
Spintab AB                       20,000       1.84       6/24/2002        19,908
--------------------------------------------------------------------------------
Variable Funding                 50,000       1.90       4/03/2002        49,987
Capital Corp.
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$2,724,012) ........................     2,723,524
--------------------------------------------------------------------------------
                             Corporate Notes--1.9%
--------------------------------------------------------------------------------
Daimler Chrysler Auto            53,565       2.21      11/06/2002       53,540
Trust (Series 2001-D,
Class A-1)
--------------------------------------------------------------------------------
Strategic Money                 295,000       2.019+     9/24/2002       294,941
Market Trust
(Series 2000-H)
--------------------------------------------------------------------------------
WFS Financial Owner             115,000       2.04       3/20/2003       114,969
Trust (Series 2002-I,
Class A-1)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.            70,000       5.45+      6/01/2002        70,314
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$533,715) ...........................       533,764
--------------------------------------------------------------------------------
                            Funding Agreements--4.0%
--------------------------------------------------------------------------------
AIG Life Insurance               50,000       1.89+      7/01/2002        50,000
Company
--------------------------------------------------------------------------------
Allstate Life                    45,000       1.94+      7/01/2002        45,000
Insurance Co.                    45,000       1.97+     11/01/2002        45,000
--------------------------------------------------------------------------------
GE Life and Annuity              50,000       1.93+     11/01/2002        50,000
Assurance Co.                   150,000       1.93+     12/02/2002       150,000
--------------------------------------------------------------------------------
Metropolitan Life               150,000       1.94+      4/01/2002       150,000
Insurance Co.                    68,000       1.98+      2/03/2003        68,000
--------------------------------------------------------------------------------
Monumental Life                 135,000       2.015+     2/14/2003       135,000
Insurance Company
--------------------------------------------------------------------------------
New York Life                   216,000       1.93+      5/31/2002       216,000
Insurance Company
--------------------------------------------------------------------------------
Pacific Life                     40,000       1.95+      6/03/2002        40,000
Insurance Co.                    40,000       1.95+     10/01/2002        40,000
--------------------------------------------------------------------------------
The Travelers                    25,000       1.93+      5/01/2002        25,000
Insurance Company                25,000       1.92+      9/20/2002        25,000
                                 70,000       1.93+      3/03/2003        70,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,109,000) ......................     1,109,000
--------------------------------------------------------------------------------
                            Medium-Term Notes--2.9%
--------------------------------------------------------------------------------
AT&T Capital                     24,000       2.04+      4/23/2002        23,804
Corporation
--------------------------------------------------------------------------------
American Honda                   50,000       1.86+      8/01/2002        49,999
Finance Corp.                    25,000       1.89+      8/14/2002        24,996
--------------------------------------------------------------------------------
Bank of Scotland PLC             55,000       1.843+    10/10/2002        55,000
--------------------------------------------------------------------------------
The CIT Group                   145,000       1.89+      5/29/2002       144,994
Holdings, Inc.
--------------------------------------------------------------------------------
Credit Suisse First              25,000       2.031+    12/11/2002        24,999
Boston Inc.
--------------------------------------------------------------------------------
Goldman Sachs                   118,000       2.007+     4/14/2003       118,000
Group, Inc.
--------------------------------------------------------------------------------
Household Finance                16,170       2.11+      5/24/2002        16,165
Corp.                            10,000       6.70       6/15/2002        10,078
                                 75,000       2.07+      9/26/2002        75,070
                                200,000       1.97+      2/18/2003       200,000
--------------------------------------------------------------------------------
National Rural Utilities         75,000       2.05+      8/13/2002        75,053
Cooperative Finance
Corp.
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$818,395) .........................       818,158
--------------------------------------------------------------------------------
                             Promissory Notes--0.5%
--------------------------------------------------------------------------------
Goldman Sachs                   130,000       1.88+     10/10/2002       130,000
Group, Inc.
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$130,000) ..........................       130,000
--------------------------------------------------------------------------------
             US Government Agency Obligations--Discount Notes--1.6%
--------------------------------------------------------------------------------
Fannie Mae                       32,000       4.11       4/19/2002        31,970
                                  7,700       1.69       6/04/2002         7,675
                                150,000       1.96      11/05/2002       147,960
--------------------------------------------------------------------------------
Federal Farm Credit              50,000       1.96      11/05/2002        49,320
Banks
--------------------------------------------------------------------------------
Freddie Mac                     100,000       4.11       4/25/2002        99,878
                                 97,000       3.97       5/23/2002        96,751
--------------------------------------------------------------------------------
Total US Government Agency Obligations--
Discount Notes (Cost--$433,296) ..................................       433,554
--------------------------------------------------------------------------------
                       US Government Agency Obligations--
                           Non-Discount Notes--63.6%
--------------------------------------------------------------------------------
Fannie Mae                      506,000       2.364+     4/19/2002       506,000
                                500,000        1.77+     7/19/2002       500,000
                                423,000       1.758+     7/23/2002       422,999
                                300,000        1.72+    10/09/2002       299,883
                                600,000        1.75+    12/05/2002       599,876
                                650,000        1.68+    12/06/2002       649,863
                                500,000       1.695+    12/18/2002       500,091
                                567,500       1.733+    12/23/2002       567,307
                                580,000        1.78+     2/03/2003       580,000
                                250,000       1.756+     2/20/2003       249,978

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)         (IN THOUSANDS)

                                 Face       Interest     Maturity
Issue                           Amount        Rate*        Date        Value
-------------------------------------------------------------------------------
                       US Government Agency Obligations--
                         Non-Discount Notes (continued)
-------------------------------------------------------------------------------
Fannie Mae                     $450,000       1.698+%    2/26/2003  $   449,787
(concluded)                      48,000       1.75+      4/15/2003       47,975
                                250,000       5.75       4/15/2003      256,832
                                100,000       1.743+     5/05/2003       99,987
                                179,711       4.625      5/15/2003      182,861
                                300,000       1.738+     6/09/2003      299,811
                                916,000       1.81+      6/16/2003      915,727
                                385,000       1.68+      8/01/2003      384,751
-------------------------------------------------------------------------------
Federal Farm                     50,000       5.20       7/19/2002       50,453
Credit Banks                    450,000       1.76+     12/15/2003      449,730
-------------------------------------------------------------------------------
Federal Home                     25,000       6.625      4/15/2002       25,055
Loan Banks                       50,000       6.75       5/01/2002       50,202
                                 50,000       7.25       5/15/2002       50,305
                                250,000       1.76+      7/17/2002      250,000
                                400,000       1.69+      7/30/2002      399,942
                                320,000       1.786+     8/20/2002      319,981
                                200,000       1.66+     11/14/2002      200,017
                                100,000       6.25      11/15/2002      102,348
                                580,000       6.375     11/15/2002      594,066
                                375,000       1.74+     12/27/2002      374,890
                                500,000       1.698+     2/03/2003      499,811
                                595,000       1.77+      2/14/2003      594,802
                                500,000       1.74+      2/28/2003      499,729
                                500,000       1.68+      3/12/2003      500,054
                                 95,000       1.76+      3/21/2003       94,945
                                566,000       1.71+      4/30/2003      565,783
                                 98,000       4.50       5/15/2003       99,524
                                380,000       1.82+      6/17/2003      379,938
                                 70,500       4.125      8/15/2003       71,189
                                750,000       1.84+      9/15/2003      749,742
-------------------------------------------------------------------------------
Freddie Mac                     949,500       1.748+     8/05/2003      949,192
-------------------------------------------------------------------------------
Student Loan                    600,000       2.324+     4/12/2002      599,993
Marketing Association           405,000       2.354+     4/24/2002      404,997
                                460,000       2.334+    11/14/2002      459,999
                                400,000       2.304+    12/04/2002      399,973
                                210,000       2.304+     6/25/2003      210,000
                                230,000       2.074+     2/12/2004      229,915
-------------------------------------------------------------------------------
Total US Government Agency Obligations--
Non-Discount Notes (Cost--$17,680,729) ...........................   17,690,303
-------------------------------------------------------------------------------
Face
Amount                              Issue
-------------------------------------------------------------------------------
                         Repurchase Agreements**--2.0%
-------------------------------------------------------------------------------
$360,000      J.P. Morgan Securities Inc.,
              purchased on 3/28/2002 to yield
              1.92% to 4/01/2002 .................................      360,000
-------------------------------------------------------------------------------
185,172       UBS Warburg Corp. LLC,
              purchased on 3/28/2002 to yield
              1.90% to 4/01/2002 .................................      185,172
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$545,172) .....................      545,172
-------------------------------------------------------------------------------
Total Investments (Cost--$27,847,264)--100.2% ....................   27,862,021

Liabilities in Excess of Other Assets--(0.2%) ....................      (59,871)
                                                                    -----------
Net Assets--100.0% ...............................................  $27,802,150
                                                                    ===========

================================================================================
 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at March 31, 2002.
** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
 +    Variable rate notes.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002

Assets:

Investments, at value (identified cost--$27,847,263,775+) .................                           $27,862,021,106
Cash ......................................................................                                       949
Interest receivable .......................................................                               143,583,119
Prepaid registration fees and other assets ................................                                 1,259,514
                                                                                                      ---------------
Total assets ..............................................................                            28,006,864,688
                                                                                                      ---------------
Liabilities:
Payables:
   Securities purchased ...................................................      $186,001,285
   Investment adviser .....................................................         8,144,063
   Distributor ............................................................         5,679,885
   Beneficial interest redeemed ...........................................         2,289,691
   Dividends to shareholders ..............................................             8,787             202,123,711
                                                                                 ------------

Accrued expenses and other liabilities ....................................                                 2,591,237
                                                                                                      ---------------
Total liabilities .........................................................                               204,714,948
                                                                                                      ---------------
Net Assets ................................................................                           $27,802,149,740
                                                                                                      ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized .........................................................                           $ 2,778,739,241
Paid-in capital in excess of par ..........................................                            25,008,653,168
Unrealized appreciation on investments--net ...............................                                14,757,331
                                                                                                      ---------------
Net Assets--Equivalent to $1.00 per share based on 27,787,392,410 shares of
beneficial interest outstanding ...........................................                           $27,802,149,740
                                                                                                      ===============

+ Cost for Federal income tax purposes was $27,847,281,445. As of March 31, 2002, net unrealized appreciation for Federal income tax purposes amounted to $14,739,661, of which $19,339,063 related to appreciated securities and $4,599,402 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002

Investment Income:
Interest and amortization of premium and discount earned                            $1,070,863,848

Expenses:
Investment advisory fees ...............................      $111,144,464
Distribution fees ......................................        36,484,854
Transfer agent fees ....................................         8,123,865
Accounting services ....................................         3,211,348
Registration fees ......................................         1,703,396
Printing and shareholder reports .......................           705,637
Custodian fees .........................................           591,847
Professional fees ......................................           199,778
Trustees' fees and expenses ............................           121,740
Pricing fees ...........................................            89,568
Other ..................................................           323,345
                                                              ------------
Total expenses .........................................                               162,699,842
                                                                                    --------------
Investment income--net .................................                               908,164,006
Realized Gain on Investments--Net ......................                                15,215,662
Change in Unrealized Appreciation on Investments--Net ..                               (37,651,580)
                                                                                    --------------
Net Increase in Net Assets Resulting from Operations ...                            $  885,728,088
                                                                                    ==============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the Year Ended March 31,
                                                                              -----------------------------------------
Increase (Decrease) in Net Assets:                                                   2002                    2001
-----------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .................................................      $     908,164,006       $   2,667,049,024
Realized gain on investments--net ......................................             15,215,662               3,183,148
Change in unrealized appreciation/depreciation on investments--net .....            (37,651,580)             82,875,164
                                                                              -----------------       -----------------
Net increase in net assets resulting from operations ...................            885,728,088           2,753,107,336
                                                                              -----------------       -----------------
Dividends & Distributions to Shareholders:
Investment income--net .................................................           (908,164,006)         (2,667,049,024)
Realized gain on investments--net ......................................            (15,215,662)             (3,183,148)
                                                                              -----------------       -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ........................................................           (923,379,668)         (2,670,232,172)
                                                                              -----------------       -----------------
Beneficial Interest Transactions:
Net proceeds from sale of shares .......................................        138,079,918,540         164,271,161,860
Value of shares issued to shareholders in reinvestment of
dividends and distributions ............................................            920,636,733           2,663,580,009
                                                                              -----------------       -----------------
                                                                                139,000,555,273         166,934,741,869
Cost of shares redeemed ................................................       (142,666,209,567)       (203,300,212,535)
                                                                              -----------------       -----------------
Net decrease in net assets derived from beneficial interest transactions         (3,665,654,294)        (36,365,470,666)
                                                                              -----------------       -----------------
Net Assets:
Total decrease in net assets ...........................................         (3,703,305,874)        (36,282,595,502)
Beginning of year ......................................................         31,505,455,614          67,788,051,116
                                                                              -----------------       -----------------
End of year ............................................................      $  27,802,149,740       $  31,505,455,614
                                                                              =================       =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the
financial statements.                                                   For the Year Ended March 31,
                                             -----------------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:         2002              2001              2000              1999              1998
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ....      $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                             -----------       -----------       -----------       -----------       -----------
Investment income--net ................            .0307             .0586             .0491             .0483             .0512
Realized and unrealized gain (loss) on
investments--net ......................           (.0008)            .0019            (.0004)            .0002             .0004
                                             -----------       -----------       -----------       -----------       -----------
Total from investment operations ......            .0299             .0605             .0487             .0485             .0516
                                             -----------       -----------       -----------       -----------       -----------
Less dividends and distributions:
   Investment income--net .............           (.0307)           (.0586)           (.0491)           (.0483)           (.0512)
   Realized gain on investments--net ..           (.0005)           (.0001)              --+            (.0002)           (.0001)
                                             -----------       -----------       -----------       -----------       -----------
Total dividends and distributions .....           (.0312)           (.0587)           (.0491)           (.0485)           (.0513)
                                             -----------       -----------       -----------       -----------       -----------
Net asset value, end of year ..........      $      1.00       $      1.00       $      1.00       $      1.00       $      1.00
                                             ===========       ===========       ===========       ===========       ===========
Total Investment Return ...............             3.11%             6.02%             5.02%             4.98%             5.26%
                                             ===========       ===========       ===========       ===========       ===========
Ratios to Average Net Assets:
Expenses, excluding interest expense ..              .55%              .56%              .55%              .56%              .56%
                                             ===========       ===========       ===========       ===========       ===========
Expenses ..............................              .55%              .56%              .56%              .57%              .57%
                                             ===========       ===========       ===========       ===========       ===========
Investment income and realized gain on
investments--net ......................             3.14%             5.87%             4.92%             4.84%             5.13%
                                             ===========       ===========       ===========       ===========       ===========
Supplemental Data:
Net assets, end of year (in thousands)       $27,802,150       $31,505,456       $67,788,051       $60,341,146       $50,923,780
                                             ===========       ===========       ===========       ===========       ===========

+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $368,229 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the year ended March 31, 2002.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2002 and March 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                            3/31/2002               3/31/2001
--------------------------------------------------------------------------------
Distributions
paid from:
   Ordinary income .............           $923,379,668           $2,670,232,172
                                           ------------           --------------
Total taxable
distributions ..................           $923,379,668           $2,670,232,172
                                           ============           ==============
--------------------------------------------------------------------------------

As of March 31, 2002, there were no significant differences between the book and tax components of net assets.

CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 3, 2002

CMA MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

Of the ordinary income dividends paid by CMA Money Fund during the fiscal year ended March 31, 2002, 23.04% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

CMA MONEY FUND
OFFICERS AND TRUSTEES

                                                                                                         Number of
                                                                                                         Portfolios         Other
                                                                                                          in Fund         Director-
                           Position(s)     Length                                                         Complex           ships
                               Held        of Time                                                      Overseen by        Held by
Name, Address & Age         with Fund      Served       Principal Occupation(s) During Past 5 Years       Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*             President      1999 to      Chairman, Americas Region since 2001, and        127 Funds       None
800 Scudders Mill Road      and            Present      Executive Vice President since 1983 of Fund    184 Portfolios
Plainsboro, NJ 08536        Trustee                     Asset Management, L.P. ("FAM") and Merrill
Age: 61                                                 Lynch Investment Managers, L.P. ("MLIM");
                                                        President of Merrill Lynch Mutual Funds
                                                        since 1999; President of FAM Distributors,
                                                        Inc. ("FAMD") since 1986 and Director
                                                        thereof since 1991; Executive Vice President
                                                        and Director of Princeton Services, Inc.
                                                        ("Princeton Services") since 1993; President
                                                        of Princeton Administrators, L.P. since
                                                        1988; Director of Financial Data Services,
                                                        Inc., since 1985.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of
                                                                                                         Portfolios         Other
                                                                                                          in Fund         Director-
                           Position(s)     Length                                                         Complex           ships
                               Held        of Time                                                      Overseen by        Held by
Name, Address & Age         with Fund      Served*      Principal Occupation(s) During Past 5 Years       Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes            Trustee        1977 to      Professor Emeritus of Finance, School of          46 Funds       None
1400 Washington Avenue                     present      Business, State University of New York at      55 Portfolios
Albany, NY 12222                                        Albany since 2000; and Professor thereof
Age: 61                                                 from 1989 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery       Trustee        1995 to      Professor, Harvard Business School since          46 Funds       Unum-
Harvard Business School                    present      1989.                                          55 Portfolios     Provident
Soldiers Field Road                                                                                                      Corporation
Boston, MA 02163                                                                                                         and Newell
Age: 49                                                                                                                  Rubbermaid
                                                                                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly           Trustee        1990 to      Self-employed financial consultant since          46 Funds       None
9 Hampton Harbor Road                      present      1990.                                          55 Portfolios
Hampton Bays, NY 11946
Age: 70
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan               Trustee        1992 to      Founder and currently Director Emeritus of        46 Funds       Charter
127 Commonwealth Avenue                    present      The Boston University Center for the           55 Portfolios     Education
Chestnut Hill, MA 02467                                 Advancement of Ethics and Character and                          Partnership
Age: 69                                                 Director thereof from 1989 to 1999; Professor                    and the
                                                        from 1982 to 1999 at Boston University.                          Council for
                                                                                                                         Ethical and
                                                                                                                         Spiritual
                                                                                                                         Education.
------------------------------------------------------------------------------------------------------------------------------------

CMA MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                                                                                                         Number of
                                                                                                         Portfolios       Other
                                                                                                          in Fund       Director-
                           Position(s)     Length                                                         Complex         ships
                               Held        of Time                                                      Overseen by      Held by
Name, Address & Age         with Fund      Served*      Principal Occupation(s) During Past 5 Years       Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth          Trustee        2000 to      Former President, Middle East Institute           46 Funds     None
7403 MacKenzie Court                       present      from 1995 to 2001.                             55 Portfolios
Bethesda, MD 20817
Age: 66
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West             Trustee        1978 to      Professor of Finance since 1984, and              46 Funds     Bowne & Co.,
Box 604                                    present      currently Dean Emeritus of New York            55 Portfolios   Inc.; Vornado
Genoa, NV 89411                                         University, Leonard N. Stern School of                         Realty Trust;
Age: 64                                                 Business Administration.                                       and Alex-
                                                                                                                       ander's Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg           Trustee        1994 to      Self-employed financial consultant                46 Funds     None
5 Hardwell Road                            present      since 1994.                                    55 Portfolios
Short Hills, NJ 07078
Age: 67
------------------------------------------------------------------------------------------------------------------------------------

*     The Trustee's term is unlimited.

------------------------------------------------------------------------------------------------------------------------------------
                           Position(s)     Length
                               Held        of Time
Name, Address & Age         with Fund      Served*      Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke             Vice           1993 to      First Vice President of FAM and MLIM since 1997 and the Treasurer thereof
P.O. Box 9011               President      present      since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011    and            and          1999; Vice President of FAMD since 1999; Vice President of FAM and MLIM from
Age: 41                     Treasurer      1999 to      1990 to 1997; Director of Taxation of MLIM since 1990.
                                           present
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Mejzak           Vice           2000 to      Director of MLIM since 2000 and Vice President thereof from 1995 to 2000.
P.O. Box 9011               President      present
Princeton, NJ 08543-9011    and
Age: 33                     Portfolio
                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie        Secretary      2001 to      First Vice President of MLIM since 2001; Director of MLIM from 1999 to 2000;
P.O. Box 9011                              present      Vice President of MLIM in 1999; Attorney associated with the Manager and FAM
Princeton, NJ 08543-9011                                from 1998 to 1999; Assistant General Counsel LGT Asset Management, Inc. from
Age: 38                                                 1997 to 1998; Senior Counsel and Attorney in the Division of Investment
                                                        Management and the Office of General Counsel at the U.S. Securities and
                                                        Exchange Commission from 1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

*     Officers of the Fund serve at the pleasure of the Board of Trustees.

--------------------------------------------------------------------------------
      Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

------------------------------------------------------------------------------------------------------------------------------------
Custodian                                               Transfer Agent                                 +For inquiries regarding
State Street Bank and Trust Company                     Financial Data Services, Inc.                   your CMA account, call
P.O. Box 1713                                           4800 Deer Lake Drive East                       800-CMA-INFO or
Boston, MA 02101                                        Jacksonville, FL 32246-6484                     800-262-4636.
                                                        800-221-7210+

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ
08543-9011

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